                        DIMENSIONAL INVESTMENT GROUP INC.

                             Global Equity Portfolio
                             Global 60/40 Portfolio
                             Global 25/75 Portfolio

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 30, 2005

The Global Equity  Portfolio,  Global 60/40 Portfolio and Global 25/75 Portfolio
are adding the U.S.  Core Equity 1  Portfolio,  U.S.  Core  Equity 2  Portfolio,
International  Core Equity Portfolio and Emerging Markets Core Equity Portfolio,
as four  additional  Underlying  Funds in which the Portfolios  will invest (the
"New Underlying Funds").

In connection  with the addition of the New Underlying  Funds as investments for the  Portfolios,  the following  changes are made to the Statement of Additional
Information (SAI):

(i)  The  first  sentence  under the  heading,  "Portfolio  Characteristics  and
     Policies" on page 1 of the SAI is deleted, and replaced with the following:

          Each  Portfolio  described in this SAI is a "fund of funds" that seeks to  achieve  its  investment  objective  by  investing  its assets in funds managed by Dimensional Fund Advisors Inc. (the "Advisor" or "Dimensional"),
     which include,  Dimensional  Emerging Markets Value Fund Inc. ("DEM");  The
     U.S. Large Company Series,  The U.S. Large Cap Value Series, The U.S. Small
     Cap Series, The DFA International  Value Series, The Japanese Small Company
     Series, The Asia Pacific Small Company Series (formerly,  Pacific Rim Small
     Company Series),  The United Kingdom Small Company Series,  The Continental
     Small Company Series,  The Emerging  Markets Series,  The Emerging  Markets
     Small Cap Series and The DFA Two-Year  Global Fixed Income  Series,  each a series of The DFA Investment Trust Company ("DFAITC"); and U.S. Core Equity
     1  Portfolio,  U.S.  Core Equity 2  Portfolio,  DFA Real Estate  Securities
     Portfolio,  Large Cap International  Portfolio,  International  Core Equity
     Portfolio,  Emerging Markets Core Equity Portfolio and DFA Five-Year Global
     Fixed Income  Portfolio,  each a series of DFA Investment  Dimensions Group
     Inc. ("DFAIDG").

(ii) The  following  paragraph is added as the sixth  paragraph on page 3 of the
     SAI:

     U.S. Core Equity 1 Portfolio
     U.S. Core Equity 2 Portfolio

          Each Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of common stocks of U.S. operating companies with an increased exposure to small  capitalization and value companies relative to the U.S. Universe (as defined in the Prospectus). The increased exposure to small and value  companies may be achieved by decreasing  the allocation of the portfolio's  assets to the largest U.S. growth companies relative to their weight in the U.S.  Universe,  which would result in a greater weight allocation to small  capitalization  and value  companies.  The  percentage allocation  of the assets of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies will generally be reduced from between
     2.5%  and  25% of  their  percentage  weight  in  the  U.S.  Universe.  The percentage  allocation of the assets of the U.S. Core Equity 2 Portfolio to securities of the largest U.S.  growth  companies will generally be reduced from between 5% and 35% of their percentage weight in the U.S. Universe. As a non-fundamental  policy, under normal circumstances,  each Portfolio will invest  at  least  80% of its  net  assets  in  equity  securities  of U.S.
     companies.  If a Portfolio  changes this investment  policy,  the Portfolio will notify  shareholders  at least 60 days in advance of the  change,  and will change the name of the Portfolio.

(iii)The following  paragraph is added as the seventh paragraph on page 4 of the
     SAI:

     International Core Equity Portfolio

          The Portfolio seeks to achieve its investment  objective by purchasing a broad and diverse group of stocks of non-U.S. companies with an increased exposure  to small  capitalization  and  value  companies  relative  to the
     International  Universe  (as  defined  in the  Prospectus).  The  increased exposure to small  capitalization  and value  companies  may be achieved by decreasing the allocation of the  portfolio's  assets to the largest growth companies  relative to their weight in the  International  Universe,  which would result in a greater  weight  allocation to small  capitalization  and
     value   companies.   The  percentage   allocation  of  the  assets  of  the
     International  Core Equity  Portfolio to securities  of the largest  growth companies  will  generally  be  reduced  from  between  5% and 35% of their percentage weight in the International Universe.

          The  International   Core  Equity  Portfolio  invests  its  assets  in
     securities  listed  on bona  fide  securities  exchanges  or  traded on the over-the-counter markets, including securities listed or traded in the form of International  Depositary  Receipts or American  Depositary Receipts and
     that are defined in this SAI as Approved  Market  securities in the section on the Emerging  Markets  Underlying  Funds. As a  non-fundamental  policy, under normal  circumstances,  the International  Core Equity Portfolio will invest  at  least  80% of its  net  assets  in  equity  securities.  If the
     International  Core Equity Portfolio  changes this investment  policy,  the
     Portfolio  will  notify  shareholders  at least 60 days in  advance  of the change, and will change the name of the Portfolio.

(iv) The  heading of the last  paragraph  on page 4 of the SAI is  deleted,  and replaced with the following:

     The Emerging Markets Series
     The Emerging Markets Small Cap Series
     Dimensional Emerging Markets Value Fund Inc.
     Emerging Markets Core Equity Portfolio

(v)  The following  paragraph is added as the fourth  paragraph on page 5 of the
     SAI:

          The  Emerging  Market  Core Equity  Portfolio  will seek to purchase a broad  and  diverse  group of  securities  with an  increased  exposure  to securities  of small cap issuers and  securities  that it  considers  to be
     "value"   securities.   As   a   non-fundamental   policy,   under   normal
     circumstances,  the Emerging  Markets Core Equity  Portfolio will invest at least  80% of its net  assets  in  emerging  markets  investments  that are defined in its prospectus as Approved  Market  securities.  If the Emerging
     Markets Core Equity Portfolio changes this investment policy, the Portfolio will notify  shareholders  at least 60 days in advance of the  change,  and will change the name of the Portfolio.

(vi) The first  sentence of the last  paragraph on page 7 of the SAI is deleted, and replaced with the following:

          The OTC companies  eligible for purchase by The U.S. Small Cap Series, the U.S. Core Equity 1 Portfolio,  the U.S. Core Equity 2 Portfolio and the
     DFA Real Estate Securities Portfolio may be thinly traded securities.

(vii)In the  section,  "Cash  Management  Practices"  on page 9 of the SAI,  the following disclosure is added to the table:

----------------------------------------- --------------------------------------------------- -----------------
                                                                                                 Percentage
Underlying Funds                                     Permissible Cash Investment                Guidelines*
----------------------------------------- --------------------------------------------------- -----------------

----------------------------------------- --------------------------------------------------- -----------------
U.S. Core Equity 1 Portfolio, U.S. Core   No limitations**                                          20%
Equity 2 Portfolio and International
Core Equity Portfolio
----------------------------------------- --------------------------------------------------- -----------------

----------------------------------------- --------------------------------------------------- -----------------
Emerging Markets Core Equity Portfolio    Money market instruments; highly liquid debt
                                          securities; freely convertible currencies; shares
                                          of money market mutual funds;** index futures
                                          contracts and options thereon                             20%
----------------------------------------- --------------------------------------------------- -----------------

(viii) The first sentence under the heading,  "Exchange Traded Funds" on page 10 of the SAI is deleted, and replaced with the following:

          DEM, The U.S. Large Company  Series,  The U.S. Large Cap Value Series,
     The U.S. Small Cap Series, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2
     Portfolio,  The DFA International  Value Series,  International Core Equity
     Portfolio,  The Japanese  Small  Company  Series,  The Asia  Pacific  Small
     Company Series,  The United Kingdom Small Company  Series,  The Continental
     Small Company Series,  The Emerging  Markets Series,  The Emerging  Markets
     Small Cap Series and the Emerging  Markets Core Equity  Portfolio  may also invest in Exchange  Traded Funds ("ETFs") and similarly  structured  pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity.

The Pacific Rim Small Company Series in which the Portfolios  invest has changed its name to The Asia Pacific Small Company Series.  All references in the SAI to
The Pacific  Rim Small  Company  Series are hereby  deleted  and  replaced  with references to The Asia Pacific Small Company Series.

               The date of this Supplement is September 15, 2005.